Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Year of maturity	January 2026
Loans and Borrowings	$ 1,365	$ 2,175
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Bank loans	$ 59	$ 77
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%	1.50%
Year of maturity	2023	2022
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%	2.20%
Year of maturity	2027	2026
Bank loan 2 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD	SGD
Nominal interest rate basis	COF	COF
Bank loans	$ 5	$ 11
Bank loan 2 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.00%	1.00%
Year of maturity	2023	2022
Bank loan 2 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.10%	1.10%
Year of maturity	2024	2024
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR	MYR
Nominal interest rate		3.10%
Bank loans	$ 4	$ 8
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.10%
Year of maturity	2023	2022
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.50%
Year of maturity	2027	2024
Bank loan 4 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR
Nominal interest rate basis	COF
Bank loans	$ 15
Bank loan 4 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Year of maturity	2023
Bank loan 4 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.70%
Year of maturity	2027
Bank loan 4 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency		IDR
Bank loans		$ 15
Bank loan 4 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		2.50%
Year of maturity		2022
Bank loan 4 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate		11.50%
Year of maturity		2025
Bank loan 5 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR	IDR
Nominal interest rate basis		COF
Bank loans	$ 3	$ 12
Bank loan 5 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	9.90%	1.80%
Year of maturity	2023	2022
Bank loan 5 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	10.30%	2.00%
Year of maturity	2025	2025
Bank loan 6 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Nominal interest rate basis	COF
Bank loans	$ 7
Bank loan 6 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.80%
Year of maturity	2023
Bank loan 6 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Year of maturity	2025
Bank loan 6 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency		THB
Nominal interest rate		7.00%
Nominal interest rate basis		COF
Year of maturity		2022
Bank loans		$ 15
Bank Loan 7 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB
Nominal interest rate	7.00%
Nominal interest rate basis	COF
Year of maturity	2023
Bank loans	$ 25
Term loans | USD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	USD	USD
Nominal interest rate	4.50%	5.50%
Nominal interest rate basis	LIBOR
Year of maturity	2026	2026
Term loan	$ 1,061	$ 1,914
Lease liabilities | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple	Multiple
Lease liabilities	$ 186	$ 123
Lease liabilities | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.50%	1.90%
Year of maturity	2023	2022
Lease liabilities | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	10.00%	11.00%
Year of maturity	2037	2037